Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Collection Period	30-Sep-16	30/360 Days	30	Collection Period Start	1-Sep-16
Distribution Date	17-Oct-16	Actual/360 Days	32	Collection Period End	30-Sep-16
				Prior Month Settlement Date	15-Sep-16
				Current Month Settlement Date	17-Oct-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,515,818,364.68	222,197,574.41	205,121,955.19	0.138852
Yield Supplement Overcollaterization		38,552,643.00	2,046,299.69	1,809,339.17
Total Adjusted Portfolio		1,477,265,721.68	220,151,274.72	203,312,616.02
Total Adjusted Securities		1,477,265,721.68	220,151,274.72	203,312,616.02	0.137628
Class A-1 Notes	0.21000%	346,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.52000%	465,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.84000%	465,000,000.00	18,885,553.04	2,046,894.34	0.004402
Class A-4 Notes	1.31000%	142,170,000.00	142,170,000.00	142,170,000.00	1.000000
Certificates	0.00000%	59,095,721.68	59,095,721.68	59,095,721.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	16,838,658.70	13,219.89	36.2121692	0.0284299
Class A-4 Notes	0.00	155,202.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	16,838,658.70	168,422.14

I. COLLECTIONS

Interest:
Interest Collections		627,722.61
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		627,722.61

Principal:
Principal Collections		16,990,317.12
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		16,990,317.12

Recoveries of Defaulted Receivables		200,115.33
Servicer Advances		0.00

Total Collections		17,818,155.06

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	33,702	220,151,274.72
Total Principal Payment		16,838,658.70
	32,574	203,312,616.02

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

III. DISTRIBUTIONS

Total Collections	17,818,155.06
Reserve Account Draw	0.00
Total Available for Distribution	17,818,155.06

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	185,164.65
Servicing Fee Paid	185,164.65
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	13,219.89

Class A-3 Notes Monthly Interest Paid	13,219.89
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	155,202.25

Class A-4 Notes Monthly Interest Paid	155,202.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		168,422.14
Total Note Monthly Interest Paid		168,422.14
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		17,464,568.27

4. Total Monthly Principal Paid on the Notes		16,838,658.70

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		16,838,658.70
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		625,909.57
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		625,909.57

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,693,164.30
Required Reserve Account Amount		3,693,164.30
Beginning Reserve Account Balance		3,693,164.30
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,693,164.30

Required Reserve Account Amount for Next Period		3,693,164.30

VI. POOL STATISTICS

Weighted Average Coupon		3.35%
Weighted Average Remaining Maturity		20.41

	Amount	Number
Principal on Defaulted Receivables	85,302.10	13
Principal Recoveries of Defaulted Receivables	200,115.33
Monthly Net Losses	(114,813.23)
Pool Balance at Beginning of Collection Period	222,197,574.41

Net Loss Ratio for Third Preceding Collection Period	-0.28%
Net Loss Ratio for Second Preceding Collection Period	-0.14%
Net Loss Ratio for Preceding Collection Period	-0.19%
Net Loss Ratio for Current Collection Period	-0.62%
Four-Month Average Net Loss Ratio	-0.31%

Cumulative Net Losses for all Periods	5,258,734.17

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	1,674,994.22	267	0.82%
61-90 Days Delinquent	464,196.37	80	0.23%
91-120 Days Delinquent	72,375.34	15	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	2,211,565.93	362	1.08%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.26%
Delinquency Ratio for Preceding Collection Period	0.21%	0.23%
Delinquency Ratio for Current Collection Period	0.26%	0.29%
Four-Month Average Delinquency Ratio	0.24%	0.24%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO